Inventories, net (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Inventories, net
Finished products	¥ 69,332
Raw materials and semi-finished products	41,937
Inventories	111,269
Inventory provision	(19,457)
Inventories, net	¥ 91,812	$ 14,407